Fixed Assets Disclosure: Schedule of Fixed Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Details
Office furniture & equipment	$ 32,895	$ 32,895
Less, accumulated depreciation	(10,750)	(5,525)
Total fixed assets, net	$ 22,145	$ 27,370